Warrants (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Jan. 31, 2014
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted
	Number of whole share	average exercise
	purchase warrants	price per share
Outstanding, January 31, 2014	58,441,729	$0.026
Issued	6,924,979	0.017
Expired	-	-
Exercised	-	-
Outstanding, October 31, 2014	65,366,708	$0.025
Exercisable, October 31, 2014	65,366,708	$0.025

	Number of whole share	Weighted average exercise
	purchase warrants	price per share
Outstanding, January 31, 2012	92,922,691	$0.053
Issued	17,225,537	0.041
Expired	(855,314)	0.020
Exercised	(22,592,684)	0.026

Outstanding, January 31, 2013	86,700,230	$0.058
Issued	25,556,792	0.016
Expired	(46,579,478)	0.071
Exercised	(14,595,214)	0.051
Outstanding, January 31, 2014	51,082,330	$0.027
Exercisable, January 31, 2014	51,082,330	$0.027